Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
October 31, 2025
SFE-NPRT1-1225
1.9892236.106
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	226,840	2,495,240
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	20,426	5,190,042
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	41,183	2,512,163
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	43,526	2,685,554
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.5%
First BanCorp/Puerto Rico	124,438	2,425,297
Ofg Bancorp	51,134	1,976,840
Popular Inc	33,381	3,720,980
		8,123,117
Financial Services - 0.1%
EVERTEC Inc	62,766	1,786,948
TOTAL PUERTO RICO		9,910,065
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	33,361	3,896,565
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	142,477	2,413,560
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	14,427	6,356,103
UNITED KINGDOM - 0.9%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	160,370	6,631,300
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	149,756	10,183,408
TOTAL UNITED KINGDOM		16,814,708
UNITED STATES - 97.0%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.2%
GCI Liberty Inc/DEL Class A (b)(c)	869	0
IDT Corp Class B	29,494	1,494,166
Iridium Communications Inc	87,254	1,670,914
		3,165,080
Entertainment - 0.6%
Madison Square Garden Entertainment Corp Class A (b)	47,687	2,105,858
TKO Group Holdings Inc Class A	27,342	5,151,233
Warner Music Group Corp Class A	88,841	2,839,358
		10,096,449
Interactive Media & Services - 1.2%
Cargurus Inc Class A (b)	66,522	2,336,253
EverQuote Inc Class A (b)	64,464	1,388,554
Match Group Inc	110,316	3,567,619
Reddit Inc Class A (b)	40,083	8,375,343
Yelp Inc Class A (b)(d)	58,859	1,941,170
Ziff Davis Inc (b)	56,107	1,902,027
ZoomInfo Technologies Inc (b)	200,381	2,248,275
		21,759,241
Media - 1.6%
AMC Networks Inc Class A (b)(d)	237,333	1,798,984
Interpublic Group of Cos Inc/The	162,620	4,172,829
Liberty Broadband Corp Class C (b)	59,110	3,181,300
New York Times Co/The Class A	73,231	4,173,435
News Corp Class A	189,979	5,034,445
Nexstar Media Group Inc	15,475	3,028,922
Paramount Skydance Corp Class B (d)	281,588	4,333,639
TEGNA Inc	128,457	2,526,749
		28,250,303
Wireless Telecommunication Services - 0.0%
Spok Holdings Inc	84,921	1,213,521
TOTAL COMMUNICATION SERVICES		64,484,594

Consumer Discretionary - 11.5%
Automobile Components - 1.0%
BorgWarner Inc	101,488	4,359,924
Dorman Products Inc (b)	19,553	2,622,644
Gentex Corp	118,979	2,790,058
Lear Corp	30,838	3,227,197
Patrick Industries Inc	24,355	2,541,931
Phinia Inc	39,628	2,057,089
		17,598,843
Automobiles - 0.2%
Thor Industries Inc	30,875	3,221,806
Broadline Retail - 0.3%
Dillard's Inc Class A	3,910	2,346,313
Ollie's Bargain Outlet Holdings Inc (b)	28,019	3,384,975
		5,731,288
Diversified Consumer Services - 2.3%
ADT Inc	283,047	2,502,135
Adtalem Global Education Inc (b)	22,637	2,218,879
Bright Horizons Family Solutions Inc (b)	28,850	3,151,286
Carriage Services Inc	35,586	1,590,693
Duolingo Inc Class A (b)	15,385	4,163,796
Frontdoor Inc (b)	45,313	3,010,143
Graham Holdings Co Class B	2,462	2,491,864
Grand Canyon Education Inc (b)	16,474	3,102,054
H&R Block Inc	65,151	3,240,611
Laureate Education Inc (b)	101,088	2,934,585
Perdoceo Education Corp	67,764	2,152,185
Service Corp International/US	59,331	4,954,732
Strategic Education Inc	26,617	2,022,360
Stride Inc (b)	23,421	1,593,564
Universal Technical Institute Inc (b)	56,805	1,688,245
		40,817,132
Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp	33,805	2,632,395
Brinker International Inc (b)	21,783	2,366,941
Cheesecake Factory Inc/The	35,139	1,749,922
Choice Hotels International Inc (d)	17,283	1,606,627
Monarch Casino & Resort Inc	17,694	1,593,698
Papa John's International Inc	43,122	2,191,029
Planet Fitness Inc Class A (b)	36,827	3,339,841
Texas Roadhouse Inc	26,763	4,377,892
Travel + Leisure Co	42,983	2,698,473
United Parks & Resorts Inc (b)(d)	37,984	1,838,426
Vail Resorts Inc	20,278	3,007,836
Viking Holdings Ltd (b)	74,014	4,503,752
Wendy's Co/The (d)	194,061	1,657,281
Wyndham Hotels & Resorts Inc (d)	38,401	2,819,785
		36,383,898
Household Durables - 1.4%
Cavco Industries Inc (b)	5,829	3,088,204
Ethan Allen Interiors Inc	56,347	1,361,907
La-Z-Boy Inc	52,303	1,658,005
M/I Homes Inc (b)	19,602	2,453,974
Somnigroup International Inc	78,570	6,233,744
Taylor Morrison Home Corp (b)	52,542	3,114,164
Toll Brothers Inc	40,464	5,460,617
Tri Pointe Homes Inc (b)	72,676	2,314,731
		25,685,346
Leisure Products - 0.4%
Hasbro Inc	56,355	4,300,450
Mattel Inc (b)	175,204	3,220,250
		7,520,700
Specialty Retail - 2.6%
Academy Sports & Outdoors Inc	46,972	2,249,489
Asbury Automotive Group Inc (b)	12,051	2,827,165
AutoNation Inc (b)	14,378	2,873,731
Bath & Body Works Inc	110,319	2,700,609
Buckle Inc/The	38,292	2,098,402
Build-A-Bear Workshop Inc (d)	31,686	1,718,015
Chewy Inc Class A (b)	102,014	3,439,912
Dick's Sporting Goods Inc	22,886	5,068,105
Five Below Inc (b)	26,156	4,113,554
Group 1 Automotive Inc	7,056	2,805,042
Lithia Motors Inc Class A	12,348	3,878,260
Murphy USA Inc	9,130	3,270,366
Penske Automotive Group Inc	13,967	2,235,698
Sally Beauty Holdings Inc (b)(d)	175,308	2,648,904
Sonic Automotive Inc Class A	23,925	1,519,955
Urban Outfitters Inc (b)	34,949	2,258,055
Winmark Corp	4,667	1,881,594
		47,586,856
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (b)	30,228	2,469,325
G-III Apparel Group Ltd (b)	71,817	1,928,286
Kontoor Brands Inc	40,085	3,243,678
Levi Strauss & Co Class A	101,431	2,057,021
Ralph Lauren Corp Class A	16,197	5,177,533
Tapestry Inc	72,578	7,970,517
		22,846,360
TOTAL CONSUMER DISCRETIONARY		207,392,229

Consumer Staples - 3.6%
Beverages - 0.4%
Coca-Cola Consolidated Inc	28,376	3,699,663
Molson Coors Beverage Co Class B	76,316	3,336,535
		7,036,198
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	184,696	3,267,272
BJ's Wholesale Club Holdings Inc (b)	50,053	4,417,678
Casey's General Stores Inc	13,106	6,725,869
Maplebear Inc (b)	74,313	2,739,177
PriceSmart Inc	19,397	2,229,491
US Foods Holding Corp (b)	81,319	5,905,386
		25,284,873
Food Products - 1.1%
Cal-Maine Foods Inc	24,618	2,161,460
Fresh Del Monte Produce Inc	45,627	1,612,914
Hormel Foods Corp	132,186	2,853,897
Ingredion Inc	28,696	3,311,806
Marzetti Company/The	13,078	2,050,500
Pilgrim's Pride Corp (d)	39,353	1,499,349
Post Holdings Inc (b)	24,869	2,584,635
Seneca Foods Corp Class A (b)	13,822	1,490,495
Simply Good Foods Co/The (b)	69,011	1,350,545
Tootsie Roll Industries Inc Class A	39,944	1,409,624
		20,325,225
Household Products - 0.3%
Central Garden & Pet Co Class A (b)	54,008	1,501,962
Oil-Dri Corp of America	26,714	1,479,688
WD-40 Co	10,294	1,999,919
		4,981,569
Personal Care Products - 0.2%
BellRing Brands Inc (b)	60,064	1,809,728
Herbalife Ltd (b)	171,126	1,369,008
		3,178,736
Tobacco - 0.2%
Turning Point Brands Inc	20,712	1,862,009
Universal Corp/VA	31,706	1,606,860
		3,468,869
TOTAL CONSUMER STAPLES		64,275,470

Energy - 2.8%
Energy Equipment & Services - 0.3%
Archrock Inc	113,757	2,874,639
Cactus Inc Class A	55,081	2,432,928
		5,307,567
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Corp	179,540	3,097,065
Antero Resources Corp (b)	125,504	3,879,329
APA Corp	179,212	4,059,152
California Resources Corp	50,931	2,402,415
Chord Energy Corp	31,288	2,838,447
Civitas Resources Inc	73,194	2,110,183
CNX Resources Corp (b)	89,650	3,017,619
Dorian LPG Ltd	60,640	1,749,464
DT Midstream Inc	43,747	4,789,859
Excelerate Energy Inc Class A (d)	64,172	1,662,696
International Seaways Inc	48,605	2,490,034
Magnolia Oil & Gas Corp Class A	121,861	2,736,998
Matador Resources Co	64,421	2,542,053
Permian Resources Corp Class A	295,334	3,709,395
Range Resources Corp	109,243	3,883,589
		44,968,298
TOTAL ENERGY		50,275,865

Financials - 16.2%
Banks - 5.7%
1st Source Corp	32,550	1,934,772
Amalgamated Financial Corp	61,808	1,684,886
Axos Financial Inc (b)	33,211	2,589,794
Bancorp Inc/The (b)	38,513	2,517,595
Bank First Corp	16,009	1,955,019
Bank OZK	63,085	2,838,194
Burke & Herbert Financial Services Corp	32,536	1,915,069
Capital Bancorp Inc	54,810	1,523,444
Cathay General Bancorp	55,848	2,538,292
CNB Financial Corp/PA	77,189	1,898,849
Columbia Banking System Inc	128,209	3,436,001
Community Trust Bancorp Inc	35,713	1,828,327
East West Bancorp Inc	55,047	5,592,776
Enterprise Financial Services Corp	40,029	2,096,319
Esquire Financial Holdings Inc	18,568	1,741,678
First Business Financial Services Inc	36,358	1,840,078
First Financial Corp	34,132	1,819,918
First Horizon Corp	215,889	4,611,389
Fulton Financial Corp	142,700	2,478,699
Hancock Whitney Corp	51,166	2,922,090
Hanmi Financial Corp	80,854	2,134,546
International Bancshares Corp	39,179	2,600,702
Metropolitan Bank Holding Corp	25,164	1,667,618
Northeast Bank	18,013	1,554,162
Northeast Community Bancorp Inc	83,666	1,643,200
Northrim BanCorp Inc	83,552	1,836,473
Old Second Bancorp Inc	108,837	1,953,624
Pathward Financial Inc	28,020	1,907,041
Peapack-Gladstone Financial Corp	67,321	1,703,221
Pinnacle Financial Partners Inc	39,636	3,377,384
Preferred Bank/Los Angeles CA	21,538	1,943,805
Synovus Financial Corp	73,292	3,271,755
Trustmark Corp	61,333	2,282,814
UMB Financial Corp	34,371	3,673,572
Univest Financial Corp	65,388	1,919,792
Valley National Bancorp	308,715	3,355,732
Webster Financial Corp	75,188	4,288,724
Western Alliance Bancorp	51,251	3,964,265
Wintrust Financial Corp	31,086	4,041,802
Zions Bancorp NA	71,801	3,741,550
		102,624,971
Capital Markets - 2.0%
Acadian Asset Management Inc	45,256	2,176,814
Affiliated Managers Group Inc	15,402	3,665,060
Artisan Partners Asset Management Inc Class A	57,359	2,504,294
Federated Hermes Inc Class B	54,123	2,623,883
Hamilton Lane Inc Class A	22,793	2,597,490
Houlihan Lokey Inc Class A	23,556	4,218,408
Janus Henderson Group PLC	72,536	3,159,668
SEI Investments Co	44,902	3,619,550
Stifel Financial Corp	42,355	5,016,104
StoneX Group Inc (b)(d)	28,685	2,636,725
Victory Capital Holdings Inc Class A	36,468	2,270,862
Virtu Financial Inc Class A	58,305	2,031,346
		36,520,204
Consumer Finance - 1.4%
Bread Financial Holdings Inc	39,166	2,453,750
Credit Acceptance Corp (b)(d)	4,960	2,218,806
Enova International Inc (b)	22,503	2,690,684
EZCORP Inc Class A (b)(d)	126,811	2,314,301
FirstCash Holdings Inc	23,162	3,671,177
Nelnet Inc Class A	17,811	2,298,510
OneMain Holdings Inc	62,721	3,712,456
Oportun Financial Corp (b)	268,313	1,430,108
SLM Corp	109,450	2,938,733
World Acceptance Corp (b)	11,041	1,407,395
		25,135,920
Financial Services - 1.9%
Cass Information Systems Inc	44,832	1,772,209
Corebridge Financial Inc	116,989	3,809,162
Enact Holdings Inc	55,094	1,967,958
Equitable Holdings Inc	117,126	5,786,024
Essent Group Ltd	57,907	3,507,427
Jackson Financial Inc	38,803	3,911,730
MGIC Investment Corp	130,680	3,583,246
NMI Holdings Inc (b)	65,370	2,381,429
Voya Financial Inc	50,435	3,755,390
Western Union Co/The (d)	307,602	2,869,927
		33,344,502
Insurance - 4.6%
American Financial Group Inc/OH	33,344	4,390,738
Assurant Inc	22,872	4,842,460
Axis Capital Holdings Ltd	37,415	3,504,289
Bowhead Specialty Holdings Inc (b)	51,592	1,236,143
CNO Financial Group Inc	70,946	2,839,259
Donegal Group Inc Class A	100,256	1,879,800
Erie Indemnity Co Class A	11,687	3,420,084
Genworth Financial Inc Class A (b)	318,196	2,685,574
Globe Life Inc	34,764	4,571,814
Hanover Insurance Group Inc/The	19,659	3,359,330
HCI Group Inc	14,108	2,878,173
Horace Mann Educators Corp	50,100	2,239,971
Kinsale Capital Group Inc	9,954	3,976,324
Loews Corp	66,129	6,583,803
Old Republic International Corp	109,683	4,328,091
Palomar Hldgs Inc (b)	19,675	2,243,147
Primerica Inc	15,293	3,974,192
Reinsurance Group of America Inc	27,312	4,983,348
RLI Corp	47,730	2,814,161
Selective Insurance Group Inc	38,082	2,869,098
Skyward Specialty Insurance Group Inc (b)	40,983	1,868,415
TWFG Inc Class A (b)	56,302	1,371,517
United Fire Group Inc	68,049	2,057,121
Universal Insurance Holdings Inc	75,827	2,336,988
Unum Group	67,861	4,982,355
		82,236,195
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	276,706	5,857,866
Blackstone Mortgage Trust Inc Class A	154,010	2,846,105
Starwood Property Trust Inc	191,086	3,473,943
		12,177,914
TOTAL FINANCIALS		292,039,706

Health Care - 11.7%
Biotechnology - 2.8%
ACADIA Pharmaceuticals Inc (b)	98,546	2,236,994
ADMA Biologics Inc (b)	148,945	2,305,669
Akero Therapeutics Inc (b)	51,300	2,780,460
Alkermes PLC (b)	103,847	3,188,103
Catalyst Pharmaceuticals Inc (b)	103,826	2,208,379
Exelixis Inc (b)	119,632	4,626,169
Halozyme Therapeutics Inc (b)	60,328	3,932,782
Incyte Corp (b)	66,092	6,178,280
Ionis Pharmaceuticals Inc (b)	80,135	5,954,031
Neurocrine Biosciences Inc (b)	39,998	5,728,114
PTC Therapeutics Inc (b)	51,537	3,520,492
United Therapeutics Corp (b)	18,381	8,187,450
		50,846,923
Health Care Equipment & Supplies - 2.0%
Envista Holdings Corp (b)	127,127	2,587,034
Globus Medical Inc Class A (b)	61,050	3,686,810
Haemonetics Corp (b)	34,667	1,733,697
Integer Holdings Corp (b)	23,727	1,532,052
iRadimed Corp	28,492	2,188,471
iRhythm Technologies Inc (b)	19,691	3,688,124
Lantheus Holdings Inc (b)	41,003	2,365,463
LeMaitre Vascular Inc	24,461	2,118,567
LivaNova PLC (b)	51,056	2,687,077
Masimo Corp (b)	22,582	3,176,158
Merit Medical Systems Inc (b)	34,433	3,014,265
Penumbra Inc (b)	17,067	3,880,524
Solventum Corp (b)	60,452	4,173,606
		36,831,848
Health Care Providers & Services - 3.2%
Addus HomeCare Corp (b)	19,315	2,257,730
Chemed Corp	7,874	3,396,056
Concentra Group Holdings Parent Inc	105,611	2,103,771
CorVel Corp (b)	24,962	1,845,940
Cross Country Healthcare Inc (b)	122,033	1,496,125
DaVita Inc (b)	22,471	2,674,498
Encompass Health Corp	42,437	4,831,453
Ensign Group Inc/The	26,300	4,736,630
HealthEquity Inc (b)	40,204	3,802,494
Henry Schein Inc (b)	56,908	3,596,586
National HealthCare Corp	19,307	2,306,028
Option Care Health Inc (b)	97,762	2,544,745
Pediatrix Medical Group Inc (b)	146,366	2,483,831
Premier Inc Class A	94,402	2,654,584
Progyny Inc (b)	85,585	1,601,295
Tenet Healthcare Corp (b)	35,852	7,403,080
Universal Health Services Inc Class B	25,331	5,497,081
		55,231,927
Health Care Technology - 0.4%
Doximity Inc Class A (b)	63,740	4,206,840
HealthStream Inc	64,533	1,587,511
Waystar Holding Corp (b)	62,863	2,253,639
		8,047,990
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp (b)	179,028	3,107,926
Bio-Rad Laboratories Inc Class A (b)	11,528	3,683,772
Bio-Techne Corp	72,510	4,536,951
Charles River Laboratories International Inc (b)	22,897	4,123,063
Medpace Holdings Inc (b)	10,291	6,019,309
Repligen Corp (b)	27,891	4,157,432
		25,628,453
Pharmaceuticals - 1.9%
ANI Pharmaceuticals Inc (b)	28,859	2,614,625
Collegium Pharmaceutical Inc (b)	59,632	2,146,752
Corcept Therapeutics Inc (b)(d)	49,443	3,632,577
CorMedix Inc (b)(d)	148,406	1,651,759
Harmony Biosciences Holdings Inc (b)(d)	54,105	1,545,779
Innoviva Inc (b)	98,824	1,798,597
Jazz Pharmaceuticals PLC (b)	30,697	4,225,135
Organon & Co	229,877	1,551,670
Pacira BioSciences Inc (b)	84,236	1,800,966
Perrigo Co PLC	96,459	2,000,560
Phibro Animal Health Corp Class A	62,608	2,633,292
Prestige Consumer Healthcare Inc (b)	34,448	2,087,549
Supernus Pharmaceuticals Inc (b)(d)	58,982	3,251,678
Xeris Biopharma Holdings Inc (b)	339,316	3,291,365
		34,232,304
TOTAL HEALTH CARE		210,819,445

Industrials - 21.9%
Aerospace & Defense - 2.4%
BWX Technologies Inc	32,988	7,046,567
Carpenter Technology Corp	19,248	6,080,443
Curtiss-Wright Corp	12,909	7,690,279
Huntington Ingalls Industries Inc	15,042	4,843,825
Kratos Defense & Security Solutions Inc (b)	65,619	5,945,081
Leonardo DRS Inc	46,696	1,707,206
Mercury Systems Inc (b)	34,380	2,661,356
National Presto Industries Inc	12,366	1,322,791
Woodward Inc	21,077	5,524,492
		42,822,040
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	43,283	6,665,149
Building Products - 1.8%
A O Smith Corp	48,821	3,221,698
Allegion plc	30,924	5,126,271
Armstrong World Industries Inc	17,939	3,416,124
AZZ Inc	18,181	1,815,373
CSW Industrials Inc	8,827	2,210,457
Griffon Corp	23,785	1,760,328
Insteel Industries Inc	34,880	1,089,651
Owens Corning	31,844	4,054,060
Simpson Manufacturing Co Inc	17,948	3,167,822
Tecnoglass Inc	19,968	1,190,692
UFP Industries Inc	28,265	2,604,054
Zurn Elkay Water Solutions Corp (d)	64,129	3,021,117
		32,677,647
Commercial Services & Supplies - 1.7%
Brady Corp Class A	27,500	2,087,525
Casella Waste Systems Inc Class A (b)	27,695	2,452,946
Clean Harbors Inc (b)	18,601	3,915,697
CoreCivic Inc (b)	83,405	1,545,495
Ennis Inc	72,389	1,187,180
GEO Group Inc/The (b)	79,784	1,353,934
Healthcare Services Group Inc (b)	101,821	1,819,541
HNI Corp	34,373	1,406,543
Interface Inc	67,740	1,686,726
OPENLANE Inc (b)	72,590	1,917,828
Pitney Bowes Inc (d)	136,929	1,352,859
Rollins Inc	99,095	5,708,863
Tetra Tech Inc	103,927	3,323,585
UniFirst Corp/MA	10,466	1,615,427
		31,374,149
Construction & Engineering - 4.0%
AECOM	47,167	6,336,886
API Group Corp (b)	133,077	4,899,895
Argan Inc	7,992	2,447,230
Comfort Systems USA Inc	11,559	11,161,140
Construction Partners Inc Class A (b)	23,908	2,733,880
Dycom Industries Inc (b)	12,129	3,490,605
EMCOR Group Inc	14,475	9,781,916
Everus Construction Group Inc (b)	28,742	2,612,360
Fluor Corp (b)	65,646	3,201,555
Granite Construction Inc	23,671	2,435,983
IES Holdings Inc (b)	5,375	2,106,355
Limbach Holdings Inc (b)	10,604	1,001,866
MasTec Inc (b)	23,131	4,722,425
MYR Group Inc (b)	9,856	2,145,651
NWPX Infrastructure Inc (b)	28,238	1,698,798
Primoris Services Corp	26,450	3,743,204
Sterling Infrastructure Inc (b)	12,612	4,766,075
Valmont Industries Inc	8,610	3,559,632
		72,845,456
Electrical Equipment - 1.6%
Acuity Inc	12,132	4,428,787
EnerSys	22,810	2,877,710
LSI Industries Inc	66,528	1,522,825
NEXTracker Inc Class A (b)	59,247	5,996,981
nVent Electric PLC	60,265	6,891,303
Powell Industries Inc (d)	7,144	2,738,938
Preformed Line Products Co	7,709	1,635,156
Sensata Technologies Holding PLC	76,206	2,425,637
		28,517,337
Ground Transportation - 0.2%
Ryder System Inc	17,692	2,994,017
Machinery - 6.2%
AGCO Corp	26,522	2,736,010
Alamo Group Inc	7,845	1,402,058
Allison Transmission Holdings Inc	35,973	2,969,571
Atmus Filtration Technologies Inc	50,879	2,313,977
CNH Industrial NV Class A	329,854	3,460,168
Crane Co	19,336	3,673,840
Donaldson Co Inc	50,186	4,228,171
Enerpac Tool Group Corp Class A	43,141	1,770,507
Enpro Inc	11,020	2,556,750
Esab Corp	24,076	2,812,558
ESCO Technologies Inc	12,787	2,806,363
Federal Signal Corp	25,725	3,036,322
Flowserve Corp	56,195	3,835,309
Franklin Electric Co Inc	23,022	2,181,795
Gates Industrial Corp PLC (b)	106,901	2,360,374
Graco Inc	61,562	5,033,925
ITT Inc	28,762	5,322,983
JBT Marel Corp (d)	20,743	2,615,692
Kadant Inc	6,548	1,811,570
Kennametal Inc	66,404	1,457,568
Lincoln Electric Holdings Inc	20,432	4,790,282
Lindsay Corp	11,095	1,234,207
Middleby Corp/The (b)	22,468	2,791,200
Mueller Industries Inc	44,240	4,683,689
Mueller Water Products Inc Class A1	87,864	2,254,590
Nordson Corp	20,434	4,739,666
Oshkosh Corp	26,816	3,306,145
Pentair PLC	57,313	6,095,238
RBC Bearings Inc (b)	11,660	4,996,660
REV Group Inc	36,066	1,849,104
SPX Technologies Inc (b)	19,118	4,280,329
Timken Co/The	32,122	2,521,898
Toro Co/The	43,226	3,230,279
Watts Water Technologies Inc Class A	11,942	3,255,389
Worthington Enterprises Inc	26,191	1,469,053
		109,883,240
Marine Transportation - 0.1%
Matson Inc	19,140	1,932,183
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	53,950	2,251,334
SkyWest Inc (b)	20,538	2,063,658
		4,314,992
Professional Services - 2.3%
Barrett Business Services Inc	31,038	1,256,108
CACI International Inc (b)	8,565	4,815,672
Concentrix Corp	33,509	1,350,748
CSG Systems International Inc	25,016	1,958,002
ExlService Holdings Inc (b)	70,720	2,765,152
Genpact Ltd	69,822	2,663,709
Heidrick & Struggles International Inc	29,762	1,737,208
Huron Consulting Group Inc (b)	12,508	2,056,816
Korn Ferry	29,953	1,937,959
Maximus Inc	30,551	2,539,399
Paycom Software Inc	18,446	3,451,062
Paylocity Holding Corp (b)	17,841	2,520,398
Resolute Holdings Management Inc (d)	26,960	1,985,874
Robert Half Inc	58,953	1,543,979
Science Applications International Corp	23,064	2,161,327
TriNet Group Inc	24,053	1,443,180
UL Solutions Inc Class A	32,293	2,514,656
Verra Mobility Corp Class A (b)	87,029	2,019,943
		40,721,192
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies Inc	14,662	3,769,454
Boise Cascade Co	23,512	1,657,361
Core & Main Inc Class A (b)	70,426	3,674,829
DNOW Inc (b)	98,073	1,441,672
DXP Enterprises Inc/TX (b)	12,864	1,539,178
McGrath RentCorp	15,653	1,681,758
MSC Industrial Direct Co Inc Class A	25,586	2,172,507
Rush Enterprises Inc Class A	37,155	1,835,829
		17,772,588
TOTAL INDUSTRIALS		392,519,990

Information Technology - 13.1%
Communications Equipment - 0.8%
Ciena Corp (b)	55,049	10,454,906
Digi International Inc (b)	52,118	1,911,688
NetScout Systems Inc (b)	83,072	2,309,402
		14,675,996
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries Inc	20,376	4,130,826
Arrow Electronics Inc (b)	26,366	2,941,127
Avnet Inc	50,082	2,426,473
Badger Meter Inc (d)	15,542	2,804,554
Belden Inc	22,020	2,683,137
Benchmark Electronics Inc	46,123	2,021,110
Climb Global Solutions Inc	12,586	1,398,052
Crane NXT Co (d)	36,670	2,319,378
CTS Corp	43,321	1,798,255
ePlus Inc	28,497	2,084,841
Flex Ltd (b)	136,042	8,505,346
Itron Inc (b)	23,808	2,388,657
Kimball Electronics Inc (b)	78,800	2,291,110
Littelfuse Inc	12,308	2,994,659
Mirion Technologies Inc Class A (b)	112,818	3,313,465
OSI Systems Inc (b)(d)	10,500	2,923,830
PC Connection Inc	26,169	1,595,523
Plexus Corp (b)	18,353	2,567,585
Sanmina Corp (b)	26,713	3,661,017
ScanSource Inc (b)	41,005	1,759,319
TD SYNNEX Corp	30,778	4,816,449
TTM Technologies Inc (b)	57,363	3,854,794
Vontier Corp	74,033	2,850,271
		68,129,778
IT Services - 0.8%
Amdocs Ltd	48,228	4,063,691
DXC Technology Co (b)	151,060	2,145,052
EPAM Systems Inc (b)	24,680	4,036,167
Hackett Group Inc/The	66,035	1,195,894
Kyndryl Holdings Inc (b)	101,256	2,928,324
		14,369,128
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research Inc Class A (b)	58,602	2,429,639
Cirrus Logic Inc (b)	28,553	3,787,555
Lattice Semiconductor Corp (b)	66,218	4,831,265
MACOM Technology Solutions Holdings Inc (b)	26,759	3,963,811
Photronics Inc (b)	85,142	2,034,894
Qorvo Inc (b)	42,598	4,043,402
Rambus Inc (b)	48,875	5,026,305
Skyworks Solutions Inc	62,916	4,889,832
Universal Display Corp	22,065	3,249,733
		34,256,436
Software - 5.2%
A10 Networks Inc	94,611	1,687,860
ACI Worldwide Inc (b)	61,382	2,923,625
Adeia Inc	135,250	2,304,660
Alarm.com Holdings Inc (b)	38,834	1,911,409
Appfolio Inc Class A (b)	11,691	2,974,541
AvePoint Inc Class A (b)	102,719	1,445,256
Bentley Systems Inc Class B (d)	67,213	3,416,437
Box Inc Class A (b)	83,328	2,673,996
Circle Internet Group Inc Class A (d)	17,183	2,181,897
Commvault Systems Inc (b)	19,720	2,745,418
Daily Journal Corp (b)(d)	3,603	1,459,359
Dolby Laboratories Inc Class A	35,992	2,386,989
Dropbox Inc Class A (b)	104,840	3,040,360
Dynatrace Inc (b)	111,163	5,621,513
Five9 Inc (b)	73,356	1,781,084
Freshworks Inc Class A (b)	158,712	1,761,703
Guidewire Software Inc (b)	29,958	6,999,388
Intapp Inc (b)	49,086	1,883,921
InterDigital Inc	12,616	4,566,487
Klaviyo Inc Class A (b)	73,259	1,904,734
LiveRamp Holdings Inc (b)	61,045	1,668,970
Manhattan Associates Inc (b)	23,574	4,292,118
Mitek Systems Inc (b)	163,334	1,504,306
Nutanix Inc Class A (b)	89,111	6,348,269
Pegasystems Inc	48,353	3,077,668
Procore Technologies Inc (b)	49,329	3,641,467
Progress Software Corp (b)	40,209	1,714,512
Q2 Holdings Inc (b)	34,028	2,101,569
Qualys Inc (b)	20,581	2,536,814
Red Violet Inc (d)	33,605	1,802,236
RingCentral Inc Class A (b)	75,443	2,272,343
Rubrik Inc Class A (b)	49,304	3,711,112
Teradata Corp (b)	91,933	1,916,803
Yext Inc (b)	196,757	1,666,532
		93,925,356
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage Inc Class A (b)	111,657	11,020,546
TOTAL INFORMATION TECHNOLOGY		236,377,240

Materials - 3.6%
Chemicals - 1.4%
Axalta Coating Systems Ltd (b)	106,043	3,019,044
Balchem Corp	17,629	2,704,112
Cabot Corp	33,179	2,238,919
Hawkins Inc	13,111	1,859,795
Mosaic Co/The	125,556	3,446,512
NewMarket Corp	3,988	3,062,385
RPM International Inc	47,578	5,199,325
Sensient Technologies Corp	23,403	2,206,669
		23,736,761
Construction Materials - 0.4%
Eagle Materials Inc	14,960	3,176,308
Knife River Corp (b)(d)	30,955	1,871,539
United States Lime & Minerals Inc	15,629	1,832,031
		6,879,878
Containers & Packaging - 1.0%
AptarGroup Inc	27,061	3,139,347
Crown Holdings Inc	45,438	4,415,665
Greif Inc Class A	27,720	1,576,991
Myers Industries Inc	97,797	1,694,822
O-I Glass Inc (b)	138,708	1,566,012
Sealed Air Corp (d)	84,705	2,838,465
Silgan Holdings Inc	50,255	1,940,848
TriMas Corp	46,024	1,635,233
		18,807,383
Metals & Mining - 0.6%
Commercial Metals Co	55,783	3,311,279
Mesabi Trust	48,315	1,649,474
Royal Gold Inc	27,034	4,725,273
SunCoke Energy Inc	197,803	1,584,402
		11,270,428
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	31,338	2,729,853
Sylvamo Corp	37,669	1,529,361
		4,259,214
TOTAL MATERIALS		64,953,664

Real Estate - 6.4%
Diversified REITs - 0.3%
Broadstone Net Lease Inc Class A	142,703	2,557,238
Essential Properties Realty Trust Inc	101,646	3,037,182
		5,594,420
Health Care REITs - 1.2%
American Healthcare REIT Inc	79,445	3,600,448
CareTrust REIT Inc	97,379	3,374,182
LTC Properties Inc	55,151	1,934,697
National Health Investors Inc	33,424	2,490,422
Omega Healthcare Investors Inc	118,813	4,993,711
Sabra Health Care REIT Inc	145,370	2,590,493
Sila Realty Trust Inc	74,094	1,756,028
		20,739,981
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	184,707	2,066,871
Industrial REITs - 0.7%
EastGroup Properties Inc	23,325	4,070,912
Plymouth Industrial REIT Inc	107,704	2,369,488
STAG Industrial Inc Class A	93,140	3,564,468
Terreno Realty Corp	53,799	3,073,537
		13,078,405
Office REITs - 1.0%
BXP Inc	62,587	4,455,569
COPT Defense Properties	83,682	2,357,322
Cousins Properties Inc	99,017	2,567,511
Equity Commonwealth (c)	2,103	0
Highwoods Properties Inc	78,841	2,257,218
Kilroy Realty Corp	66,948	2,828,553
NET Lease Office Properties	42,611	1,250,633
Paramount Group Inc (b)	265,848	1,738,646
		17,455,452
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (b)	18,585	5,670,098
Residential REITs - 0.7%
American Homes 4 Rent Class A	129,691	4,098,236
Camden Property Trust	42,911	4,268,786
Equity LifeStyle Properties Inc	77,168	4,711,106
		13,078,128
Retail REITs - 1.6%
Agree Realty Corp	50,895	3,715,844
Brixmor Property Group Inc	139,251	3,642,806
CBL & Associates Properties Inc	54,867	1,622,417
Getty Realty Corp	67,297	1,845,957
Kimco Realty Corp	258,045	5,331,210
NNN REIT Inc	88,051	3,562,543
Phillips Edison & Co Inc	77,521	2,623,311
Regency Centers Corp	66,018	4,551,941
SITE Centers Corp	138,254	1,013,402
		27,909,431
Specialized REITs - 0.5%
CubeSmart	101,205	3,812,392
EPR Properties	47,478	2,327,372
Farmland Partners Inc	140,673	1,410,950
Four Corners Property Trust Inc	86,474	2,044,245
		9,594,959
TOTAL REAL ESTATE		115,187,745

Utilities - 2.6%
Electric Utilities - 1.1%
ALLETE Inc	34,795	2,342,747
IDACORP Inc	24,450	3,154,539
MGE Energy Inc	24,300	2,013,741
OGE Energy Corp	83,212	3,672,978
Otter Tail Corp (d)	27,181	2,098,917
Pinnacle West Capital Corp	46,908	4,152,296
TXNM Energy Inc	46,496	2,640,973
		20,076,191
Gas Utilities - 0.6%
National Fuel Gas Co	39,093	3,084,829
New Jersey Resources Corp	55,018	2,437,296
Spire Inc (d)	33,014	2,852,410
UGI Corp	93,490	3,125,371
		11,499,906
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy Inc Class C (d)	70,315	2,245,158
Talen Energy Corp (b)	16,008	6,399,678
		8,644,836
Multi-Utilities - 0.4%
Avista Corp	55,673	2,118,357
Black Hills Corp	41,218	2,614,458
Northwestern Energy Group Inc	39,567	2,360,963
		7,093,778
TOTAL UTILITIES		47,314,711

TOTAL UNITED STATES		1,745,640,659
TOTAL COMMON STOCKS (Cost $1,677,929,925)		1,797,914,659

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $163,775)	4.15	164,000	163,823

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	2,889,593	2,890,170
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	25,393,955	25,396,495
TOTAL MONEY MARKET FUNDS (Cost $28,286,665)			28,286,665

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,706,380,365)	1,826,365,147
NET OTHER ASSETS (LIABILITIES) - (1.4)% (e)	(24,786,357)
NET ASSETS - 100.0%	1,801,578,790

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	21	12/19/2025	2,614,395	53,214	53,214

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)	Includes $31,579 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $163,823.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $23,921,258.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,119,896	25,875,642	25,105,354	20,398	(14)	-	2,890,170	2,889,593	0.0%
Fidelity Securities Lending Cash Central Fund	37,837,570	51,417,721	63,858,796	30,840	-	-	25,396,495	25,393,955	0.1%
Total	39,957,466	77,293,363	88,964,150	51,238	(14)	-	28,286,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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